Analysis of cash flows - Summary of Analysis of Cash Flows (Parenthetical) (Detail) - Dec. 31, 2020 € in Millions, £ in Millions, $ in Millions	GBP (£)	EUR (€)	USD ($)
Disclosure Of Cash Flow Statement [line items]
Bond amount	£ 7,082.7	€ 750
Proceeds from issue of EURO 750 million bonds [member}
Disclosure Of Cash Flow Statement [line items]
Bond amount		750
Proceeds from issue of GBP 250 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | £	250.0
Repayment of EURO 250 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount		250
Repayment of EURO 600 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount		600
Repayment of USD 812 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $			$ 812
Partial repayment of USD 272 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $			272
Partial repayment of USD 450 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $			$ 450
Repayment of GBP 200 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | £	£ 200.0
Proceeds from issue of EURO 250 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount		250
Proceeds from issue of EURO 500 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount		500
Repayment of EURO 252 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount		€ 252